Summary of Significant Accounting Policies (Construction in Progress) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Capitalized internal costs for construction in progress	$ 2.4